Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2019
Registrant Name	BNY MELLON RESEARCH GROWTH FUND, INC.
Entity Central Index Key	0000030162
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 27, 2019
Document Effective Date	Jun. 28, 2019
Prospectus Date	Jun. 28, 2019
BNY Mellon Research Growth Fund, Inc. | Class Z
Prospectus:
Trading Symbol	DREQX
BNY Mellon Research Growth Fund, Inc. | Class A
Prospectus:
Trading Symbol	DWOAX
BNY Mellon Research Growth Fund, Inc. | Class C
Prospectus:
Trading Symbol	DWOCX
BNY Mellon Research Growth Fund, Inc. | Class I
Prospectus:
Trading Symbol	DWOIX
BNY Mellon Research Growth Fund, Inc. | Class Y
Prospectus:
Trading Symbol	DRYQX